Financial Instruments and Risk Management (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [Line Items]
Amount annual additional deductible cumulative	$ 6	$ 6
LIBOR-based debt mature after the expected end date	$ 30	$ 30
Hedging ratio	1:1
Hedged instruments amount	360	360
Average interest discount on debenture		7.00%	2.50%
Israel, New Shekels
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		5.20%	1.50%
Euro Member Countries, Euro
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		4.90%	1.20%
Brazil, Brazil Real
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		16.30%	13.00%
China, Yuan Renminbi
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan		4.30%	4.00%